Leases - Schedule of Leases Right-of-use Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 492		$ 492		$ 335
Depreciation of right-of-use assets	21	$ 14	56	$ 45
Land and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	64		64		31
Depreciation of right-of-use assets	1	2	3	4
Building and leasehold improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	428		428		$ 304
Depreciation of right-of-use assets	$ 20	$ 12	$ 53	$ 41